Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares and other equity instruments [member]	Contributed Surplus [Member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Schwab [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]
Balance at beginning of period at Oct. 31, 2021			$ 23,066	$ 5,700	$ (152)	$ (10)	$ 173	$ 63,944					$ 14	$ 5,230	$ 1,930	$ 510	$ 181
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							16
Issuance of stock options, net of options exercised			97				16
Shares issued as a result of dividend reinvestment plan			846
Purchase of shares for cancellation and other			(265)
Issue of shares and other equity instruments				1,650
Purchase of shares					(8,131)
Purchase of shares and other equity instruments						(142)
Sale of shares and other equity instruments						136
Sale of shares					8,179
Other							(36)
Net income attributable to equity instrument holders								10,758
Preferred dividends and distributions on other equity instruments									$ (4,829)	$ (152)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(1,930)
Share and other equity instrument issue expenses								(5)
Remeasurement gain/(loss) on employee benefit plans	$ 1,109							1,109
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								195
Other comprehensive income (loss)	(785)															(782)
Allowance for credit losses	(3)															(3)
Other comprehensive income (loss)																	83
Reclassification of loss/(gain) to retained earnings																	(195)
Other comprehensive income (loss)	26												26
Other comprehensive income (loss)	2,483													2,483
Other comprehensive income (loss)	(3,871)														(3,871)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (2,479)										$ (3,247)
Balance at end of period at Jul. 31, 2022			23,744	7,350	(104)	(16)	169	69,090			$ 2,359		40	7,713	(1,941)	(275)	69	$ 102,592
Balance at beginning of period at Apr. 30, 2022			23,127	6,550	(243)	(13)	154	67,046					3	7,824	(2,280)	(280)	371
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							11
Issuance of stock options, net of options exercised			7				8
Shares issued as a result of dividend reinvestment plan			610
Issue of shares and other equity instruments				800
Purchase of shares					(2,107)
Purchase of shares and other equity instruments						(52)
Sale of shares and other equity instruments						49
Sale of shares					2,246
Other							(4)
Net income attributable to equity instrument holders								3,214
Preferred dividends and distributions on other equity instruments									(1,604)	(43)
Share and other equity instrument issue expenses								(2)
Remeasurement gain/(loss) on employee benefit plans	281							281
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								198
Other comprehensive income (loss)	5															7
Allowance for credit losses	(2)															(2)
Other comprehensive income (loss)																	(104)
Reclassification of loss/(gain) to retained earnings																	(198)
Other comprehensive income (loss)	37												37
Other comprehensive income (loss)	(111)													(111)
Other comprehensive income (loss)	339														339
Share of accumulated other comprehensive income (loss) from investment in Schwab		(400)										(3,247)
Balance at end of period at Jul. 31, 2022			23,744	7,350	(104)	(16)	169	69,090			2,359		40	7,713	(1,941)	(275)	69	102,592
Balance at beginning of period at Oct. 31, 2022	111,383		24,363	11,253	(91)	(7)	179	73,698					78	12,048	(5,717)	(476)	23
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							18
Issuance of stock options, net of options exercised			77				21
Shares issued as a result of dividend reinvestment plan			1,593
Purchase of shares for cancellation and other			(200)
Purchase of shares					(6,016)
Purchase of shares and other equity instruments						(372)
Sale of shares and other equity instruments						368
Sale of shares					6,107
Other							(23)
Net income attributable to equity instrument holders								7,896
Preferred dividends and distributions on other equity instruments									(5,258)	(367)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(981)
Remeasurement gain/(loss) on employee benefit plans	(80)							(80)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(249)
Other comprehensive income (loss)	283															284
Allowance for credit losses	(1)															(1)
Other comprehensive income (loss)																	(258)
Reclassification of loss/(gain) to retained earnings																	249
Other comprehensive income (loss)	(107)												(107)
Other comprehensive income (loss)	(2,533)													(2,533)
Other comprehensive income (loss)	637														637
Share of accumulated other comprehensive income (loss) from investment in Schwab		476										(3,492)
Balance at end of period at Jul. 31, 2023	112,664		25,833	11,253		(11)	195	74,659			735		(29)	9,515	(5,080)	(193)	14	112,664
Balance at beginning of period at Apr. 30, 2023			25,852	11,253	(99)	(10)	161	74,849					(16)	11,304	(3,617)	(191)	(104)
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							26
Issuance of stock options, net of options exercised			6				6
Shares issued as a result of dividend reinvestment plan			175
Purchase of shares for cancellation and other			(200)
Purchase of shares					(1,965)
Purchase of shares and other equity instruments						(46)
Sale of shares and other equity instruments						45
Sale of shares					$ 2,064
Other							2
Net income attributable to equity instrument holders								2,963
Preferred dividends and distributions on other equity instruments									$ (1,758)	$ (74)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(981)
Remeasurement gain/(loss) on employee benefit plans	(97)							(97)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(243)
Other comprehensive income (loss)	(2)															(2)
Other comprehensive income (loss)																	(125)
Reclassification of loss/(gain) to retained earnings																	243
Other comprehensive income (loss)	(13)												(13)
Other comprehensive income (loss)	(1,789)													(1,789)
Other comprehensive income (loss)	(1,463)														(1,463)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (224)										$ (3,492)
Balance at end of period at Jul. 31, 2023	$ 112,664		$ 25,833	$ 11,253		$ (11)	$ 195	$ 74,659			$ 735		$ (29)	$ 9,515	$ (5,080)	$ (193)	$ 14	$ 112,664